Profit interest units of SIS Holdings LP (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Disclosure [Abstract]
Summary of Inputs were Used in the Valuation of the Class B Units for Grants
The following inputs were used in the valuation of the Class B units for grants issued during the years ended December 31, 2019 and 2018:

	2019	2018
Expected life (years)	3.9	4
Risk-free rate (%)	1.55%	2.70%
Expected volatility (%)	45%	35%
Expected dividend (%)	0%	0%

Summary of PIU Awards
A summary of PIU awards granted by SIS to the employees of the Company, including the impact from the Cybersecurity
Spin-Off
described in Note 3 for the years ended December 31, 2020, 2019 and 2018 is presented below:

	Number of units	Weighted- average grant date fair value
Outstanding at December 31, 2018	970,562	$84.28
Granted	94,803	82.54
Forfeited	(116,892)	(106.40)
Effect of Cybersecurity Spin-Off	(261,759)	(86.77)

Outstanding at December 31, 2019	686,714	$82.65
Forfeited	(48,995)	(81.95)

Outstanding at December 31, 2020	637,718	$82.70

Summary of Equity Based Compensation Costs
Equity-based compensation costs was as follows (in millions) and is included in the following captions in the accompanying condensed consolidated statements of operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cost of revenues, excluding depreciation and amortization	$0.1	$0.1	$0.2	$0.3
Selling, general and administrative expenses	1.7	1.8	3.4	3.6

Total	$1.8	$1.9	$3.6	$3.9